UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811- 3721

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	5/31/15

FORM N-CSR

Item 1.                         Reports to Stockholders.

Dreyfus

Intermediate Municipal

Bond Fund, Inc.

ANNUAL REPORT May 31, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Fund Performance
7	Understanding Your Fund’s Expenses
7	Comparing Your Fund’s Expenses With Those of Other Funds
8	Statement of Investments
28	Statement of Assets and Liabilities
29	Statement of Operations
30	Statement of Changes in Net Assets
31	Financial Highlights
32	Notes to Financial Statements
40	Report of Independent Registered Public Accounting Firm
41	Important Tax Information
42	Board Members Information
45	Officers of the Fund
FOR MORE INFORMATION
Back Cover

Dreyfus Intermediate Municipal
Bond Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this annual report for Dreyfus Intermediate Municipal Bond Fund, Inc., covering the 12-month period from June 1, 2014, through May 31, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Municipal bonds produced moderately positive total returns over the reporting period, on average. Developments in overseas markets during 2014 — including plummeting oil prices and ongoing economic concerns in Europe, Japan, and China — sparked a flight to quality among global investors, who turned away from foreign sovereign bonds in favor of U.S. assets. In addition, aggressively accommodative monetary policies in Europe and Japan made yields of U.S. fixed-income securities relatively attractive. Consequently, intensifying demand put downward pressure on U.S. bond yields, including municipal bonds, over much of the reporting period. This trend reversed in early 2015, giving back some of the market’s previous gains when the supply of newly issued municipal bonds increased substantially in the low interest rate environment.

We remain optimistic regarding the long-term outlook for the U.S. economy generally and municipal bonds in particular. We believe labor markets have continued to strengthen, oil prices have climbed from previous lows, and foreign currency exchange rates have become less volatile. Meanwhile, credit conditions appear to have continued to improve for most states and municipalities, and demand remains strong from investors seeking tax-advantaged investment income.As always, we urge you to discuss these observations with your financial advisor, who can help you assess their implications for your investment portfolio.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
June 15, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2014, through May 31, 2015, as provided by Thomas Casey and Christine Todd, Portfolio Managers

Fund and Market Performance Overview

For the 12-month period ended May 31, 2015, Dreyfus Intermediate Municipal Bond Fund achieved a total return of 2.00%.1 In comparison, the Barclays 7-Year Municipal Bond Index (the “Index”), the fund’s benchmark, achieved a total return of 2.12% for the same period.2

Positive returns from municipal bonds stemming from falling long-term interest rates over the reporting period’s first half were followed by relatively flat returns over the second half.The fund modestly lagged its benchmark, mainly due to its focus on longer maturities when yields climbed during the spring of 2015.

The Fund’s Investment Approach

The fund seeks the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal personal income tax.

The fund invests at least 80% of its assets in municipal bonds rated A or higher, or the unrated equivalent as determined by The Dreyfus Corporation (“Dreyfus”).The fund may invest up to 20% of its assets in municipal bonds rated below A, including bonds rated below investment grade (“high yield” or “junk” bonds) or the unrated equivalent as determined by Dreyfus. The dollar-weighted average maturity of the fund’s portfolio ranges between three and 10 years.

We focus on identifying undervalued sectors and securities, and we minimize the use of interest rate forecasting. We select municipal bonds by using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market. We actively trade among various sectors, such as pre-refunded, general obligation, and revenue, based on their apparent relative values.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

Falling Long-Term Rates Supported Bond Prices

Long-term interest rates generally fell over the first half of the reporting period, supporting municipal bond prices and sending yields lower despite expectations that an expanding domestic economy would drive prices lower. Global investors seeking more competitive yields than were available in Europe and Japan flocked to higher yielding investments in the United States, and the resulting supply-and-demand imbalance put downward pressure on yields and upward pressure on prices of U.S. fixed-income securities.

This trend began to reverse over the reporting period’s second half, when longer term interest rates drifted higher amid stronger-than-expected employment data and expectations of short-term rate hikes later this year. An economic soft patch during the winter of 2015 caused yields to moderate temporarily, but longer term interest rates resumed their climb when economic growth re-accelerated in the spring, resulting in generally flat market returns over the first five months of 2015. Likewise, after benefiting from favorable supply-and-demand dynamics during 2014, issuance volumes climbed over the opening months of 2015 as issuers rushed to refinance existing debt before expected increases in short-term interest rates.

Underlying credit conditions have improved for most municipal bond issuers as tax revenues have climbed beyond pre-recession levels for many state and local governments. However, isolated credit problems have persisted for Puerto Rico and—in the wake of a recent court ruling against pension reform legislation—Illinois and other states with high levels of unfunded pension liabilities.

Interest Rate Strategies Dampened Relative Results

Over much of the reporting period, the fund’s focus on maturities at the longer end of the intermediate-term range fully captured the benefits of falling long-term interest rates and narrowing yield differences along the market’s maturity spectrum. However, this strategy proved counterproductive when interest rates rose during the spring of 2015, mildly constraining relative performance for the reporting period overall.

Our security selection strategy proved more beneficial, as we maintained overweighted exposure to BBB-rated revenue-backed bonds and an underweighted position in lower yielding general obligation bonds and AAA-rated securities.The fund achieved especially strong results from revenue bonds backed by hospitals, industrial development projects, and the states’ settlement of litigation with U.S. tobacco companies. The fund held no Illinois securities affected by the adverse court ruling, avoiding credit-related weakness. In contrast, laggards for the reporting period included higher quality bonds from special tax districts, providers of essential municipal services, and electric utilities.

A More Cautious Interest Rate Posture

The U.S. economic recovery has gained traction, issuance volumes have increased recently, and investors expect higher short-term interest rates later this year.Therefore, in anticipation of bouts of heightened market volatility, we have adopted a somewhat more cautious interest rate posture by adjusting the fund’s average duration to a position that is only modestly longer than the benchmark.We are more optimistic regarding the market’s longer term prospects in light of robust investor demand and improving credit fundamentals, and we have retained the fund’s emphasis on revenue bonds with strong income characteristics.

June 15, 2015

Bond funds are subject generally to interest rate, credit, liquidity, and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
High yield bonds involve increased credit and liquidity risks compared with investment grade bonds and are considered speculative in terms of the issuer’s ability to pay interest and repay principal on a timely basis.
The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying instruments or the fund’s other instruments.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield, and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors. Capital gains, if any, are fully taxable.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.
The Barclays 7-Year Municipal Bond Index is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years. Index returns do not reflect fees and expenses associated with operating a mutual fund.

The Fund 5

Comparison of change in value of $10,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. and the Barclays 7-Year Municipal Bond Index

Average Annual Total Returns as of 5/31/15
	1	Year	5 Years	10 Years
Fund	2.00%		3.86%	3.85%
Barclays 7-Year Municipal Bond Index	2.12%		4.16%	4.58%

† Source: Lipper Inc.

Past performance is not predictive of future performance.The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The above graph compares a $10,000 investment made in Dreyfus Intermediate Municipal Bond Fund, Inc. on 5/31/05 to a $10,000 investment made in the Barclays 7-Year Municipal Bond Index (the “Index”) on that date. All dividends and capital gain distributions are reinvested.

The fund invests primarily in municipal securities and maintains a portfolio with a weighted average maturity ranging between 3 and 10 years.The fund’s performance shown in the line graph above takes into account fees and expenses.The Index, unlike the fund, is an unmanaged total return performance benchmark for the investment-grade, geographically unrestricted 7-year tax-exempt bond market, consisting of municipal bonds with maturities of 6-8 years.These factors can contribute to the Index potentially outperforming or underperforming the fund. Unlike a mutual fund, the Index is not subject to charges, fees and other expenses. Investors cannot invest directly in any index. Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Municipal Bond Fund, Inc. from December 1, 2014 to May 31, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended May 31, 2015

Expenses paid per $1,000†	$3.65
Ending value (after expenses)	$1,003.70

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended May 31, 2015

Expenses paid per $1,000†	$3.68
Ending value (after expenses)	$1,021.29

† Expenses are equal to the fund’s annualized expense ratio of .73%; multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

The Fund 7

STATEMENT OF INVESTMENTS
May 31, 2015

Long-Term Municipal	Coupon	Maturity	Principal
Investments—99.0%	Rate (%)	Date	Amount ($)	Value ($)
Alabama—3.4%
Alabama Port Authority,
Docks Facilities Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	10/1/22	5,000,000	5,270,950
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	1/1/26	1,500,000	1,797,765
Birmingham Water Works Board,
Water Revenue (Insured;
Assured Guaranty Corp.)	5.00	1/1/17	5,000,000	5,339,900
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/17	5,050,000	5,100,551
Jefferson County,
Limited Obligation
School Warrants	5.25	1/1/19	2,150,000	2,171,522
University of Alabama Board of
Trustees, General Revenue (The
University of Alabama)	5.00	7/1/24	6,025,000	7,117,935
Alaska—.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.25	4/1/24	3,780,000	4,373,611
Arizona—2.0%
Phoenix Civic Improvement
Corporation, Junior Lien
Wastewater System Revenue	5.00	7/1/28	5,000,000	5,859,700
Pima County,
Sewer System Revenue
Obligations (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/23	3,250,000	3,739,028
Pima County Industrial Development
Authority, Education Revenue
(American Charter Schools
Foundation Project)	5.13	7/1/15	720,000	720,526
Salt River Project Agricultural
Improvement and Power
District, Salt River Project
Electric System Revenue	5.00	12/1/27	4,500,000	5,295,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Arkansas—.6%
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)	5.00	11/1/35	2,685,000		3,049,650
University of Arkansas Board of
Trustees, Various Facility
Revenue (Fayetteville Campus)	5.00	11/1/36	1,585,000		1,796,154
California—15.4%
Arcadia Unified School District,
GO (Insured; Assured Guaranty
Municipal Corp.)	0.00	8/1/20	1,635,000	[a]	1,367,236
Bay Area Toll Authority,
San Francisco Bay Area Subordinate
Lien Toll Bridge Revenue	5.00	4/1/27	1,750,000		2,027,917
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue	5.00	4/1/22	3,500,000		4,192,720
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue
(Prerefunded)	5.25	4/1/19	6,000,000	[b]	6,928,500
California,
GO (Various Purpose)	5.25	10/1/20	18,060,000		21,084,689
California,
GO (Various Purpose)	5.25	3/1/22	1,250,000		1,470,637
California,
GO (Various Purpose)	5.00	9/1/23	2,500,000		2,992,275
California,
GO (Various Purpose)	5.63	4/1/25	3,500,000		4,054,995
California Health Facilities
Financing Authority, Revenue
(Providence Health and
Services) (Prerefunded)	6.25	10/1/18	3,500,000	[b]	4,099,305
California Health Facilities
Financing Authority, Revenue
(Sutter Health)	5.25	8/15/22	3,000,000		3,387,420
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	2/1/18	3,300,000		3,372,336

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Housing Finance Agency,
Home Mortgage Revenue
(Insured; FGIC)	4.40	8/1/18	3,310,000		3,376,068
California State Public Works
Board, LR (Judicial Council of
California) (Various Judicial
Council Projects)	5.00	3/1/26	1,500,000		1,738,050
California State Public Works
Board, LR (Various
Capital Projects)	5.00	12/1/26	4,355,000		5,153,054
California State University
Trustees, Systemwide Revenue	5.00	11/1/22	5,000,000		5,981,300
Clovis Unified School District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/22	10,415,000	[a]	8,706,315
Coast Community College District,
GO (Insured; National Public
Finance Guarantee Corp.)	0.00	8/1/20	1,855,000	[a]	1,663,731
Los Angeles Harbor Department,
Revenue	5.00	8/1/19	1,425,000		1,617,689
Orange County Transportation
Authority, Senior Lien Toll
Road Revenue (91 Express Lanes)	5.00	8/15/28	2,500,000		2,880,825
Sacramento City Unified School
District, GO (Insured; Assured
Guaranty Municipal Corp.)	0.00	7/1/23	5,065,000	[a]	4,056,204
San Diego County Water Authority,
Water Revenue	5.00	5/1/28	5,000,000		5,803,550
San Diego Public Facilities
Financing Authority,
Subordinated Water Revenue
(Payable Solely from
Subordinated Installment
Payments Secured by Net
System Revenues of
the Water Utility Fund)	5.00	8/1/28	2,000,000		2,319,260
San Diego Public Facilities
Financing Authority, Water
Revenue	5.00	8/1/24	7,560,000		8,871,206

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Southern California Public Power
Authority, Revenue (Canyon
Power Project)	5.00	7/1/23	5,000,000		5,754,000
Southern California Public Power
Authority, Revenue (Windy
Point/Windy Flats Project)	5.00	7/1/23	1,850,000		2,175,526
Tobacco Securitization Authority
of Southern California,
Tobacco Settlement
Asset-Backed Bonds (San Diego
County Tobacco Asset
Securitization Corporation)	4.75	6/1/25	1,210,000		1,210,012
Tuolumne Wind Project Authority,
Revenue (Tuolumne
Company Project)	5.00	1/1/22	2,000,000		2,251,140
University of California Regents,
General Revenue	5.25	5/15/23	125,000		137,353
University of California Regents,
General Revenue (Prerefunded)	5.25	5/15/17	2,375,000	[b]	2,608,201
Colorado—3.5%
City and County of Denver,
Airport System Subordinate
Revenue	5.50	11/15/26	15,640,000		18,486,480
Colorado Health Facilities
Authority, Revenue (Catholic
Health Initiatives)	6.00	10/1/23	5,355,000		6,102,611
E-470 Public Highway Authority,
Senior Revenue (Insured; National
Public Finance Guarantee Corp.)	0.00	9/1/18	3,000,000	[a]	2,798,670
Connecticut—2.1%
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	1/1/30	7,130,000		8,091,195
Connecticut,
Special Tax Obligation Revenue
(Transportation Infrastructure
Purposes)	5.00	9/1/32	5,500,000		6,320,655

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Connecticut (continued)
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/26	1,000,000		1,147,330
Connecticut Health and Educational
Facilities Authority, Revenue
(Wesleyan University Issue)	5.00	7/1/27	1,000,000		1,147,330
District of Columbia—2.5%
District of Columbia,
HR (Children’s Hospital
Obligated Group Issue)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	7/15/18	1,650,000		1,763,603
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/25	2,500,000		2,881,000
District of Columbia Water and
Sewer Authority, Public
Utility Subordinate Lien
Revenue	5.00	10/1/27	5,980,000		6,965,624
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/25	3,000,000		3,502,890
Washington Metropolitan Area
Transit Authority, Gross
Revenue Transit Bonds	5.25	7/1/23	3,725,000		4,254,583
Florida—8.3%
Bay County,
Sales Tax Revenue (Insured;
AMBAC) (Prerefunded)	5.00	9/1/16	2,375,000	[b]	2,510,351
Broward County,
Airport System Revenue	5.00	10/1/22	3,605,000		4,190,019
Broward County,
Port Facilities Revenue	5.00	9/1/21	4,340,000		5,007,058
Citizens Property Insurance
Corporation, Coastal Account
Senior Secured Revenue	5.00	6/1/25	16,000,000		18,610,560
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	5.00	6/1/21	5,000,000		5,721,100

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/20	3,500,000		4,043,690
Collier County School Board,
COP (Master Lease Program
Agreement) (Insured; Assured
Guaranty Municipal Corp.)	5.25	2/15/22	2,000,000		2,379,300
Hillsborough County,
GO (Unincorporated Area Parks
and Recreation Program)
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/22	1,155,000		1,374,542
Jacksonville Economic Development
Commission, Health Care
Facilities Revenue
(Florida Proton Therapy
Institute Project)	6.00	9/1/17	1,375,000	[c]	1,501,720
Lee County,
Transportation Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/24	2,500,000		2,999,725
Miami-Dade County,
Seaport Revenue	5.75	10/1/28	1,500,000		1,758,465
Miami-Dade County,
Subordinate Special Obligation
Revenue	5.00	10/1/26	1,000,000		1,143,040
Miami-Dade County,
Transit System Sales Surtax
Revenue (Insured; XLCA)
(Prerefunded)	5.00	7/1/16	2,330,000	[b]	2,446,733
Miami-Dade County,
Water and Sewer System Revenue
(Prerefunded)	5.38	10/1/18	5,000,000	[b]	5,682,850
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/23	2,500,000		2,816,700
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal Corp.)	5.00	7/1/17	2,105,000		2,290,072

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida (continued)
Palm Bay,
Educational Facilities
Revenue (Patriot Charter
School Project)	6.75	7/1/22	3,000,000	[d]	900,060
Georgia—2.2%
Atlanta,
Water and Wastewater Revenue	5.00	11/1/31	4,000,000		4,626,280
Atlanta,
Water and Wastewater Revenue
(Prerefunded)	6.00	11/1/19	3,000,000	[b]	3,595,110
Atlanta Development Authority,
Senior Lien Revenue
(New Downtown Atlanta
Stadium Project)	5.00	7/1/27	1,000,000		1,162,110
DeKalb County,
Water and Sewerage Revenue	5.25	10/1/25	4,000,000		4,959,520
Municipal Electric Authority of
Georgia, Revenue
(Project One
Subordinated Bonds)	5.75	1/1/19	2,660,000		3,032,134
Hawaii—.9%
Hawaii,
Airports System Revenue	5.00	7/1/18	6,000,000		6,641,040
Idaho—.2%
Idaho Health Facilities Authority,
Revenue (Trinity Health Credit
Group) (Prerefunded)	6.13	12/1/18	1,450,000	[b]	1,696,776
Illinois—8.7%
Chicago,
Customer Facility Charge
Senior Lien Revenue (Chicago
O’Hare International Airport)	5.50	1/1/26	3,300,000		3,781,371
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/18	4,250,000		4,605,937
Chicago,
General Airport Senior Lien
Revenue (Chicago O’Hare
International Airport)	5.00	1/1/23	3,530,000		4,013,610

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
Chicago,
Second Lien Wastewater
Transmission Revenue
Project Bonds	5.00	1/1/26	2,500,000	2,700,875
Chicago Park District,
Limited Tax GO	5.00	1/1/28	1,000,000	1,049,060
Chicago Park District,
Limited Tax GO	5.00	1/1/30	2,060,000	2,138,568
Cook County Community High School
District Number 219, GO
(Insured; Assured Guaranty
Municipal Corp.)	5.00	12/1/24	2,020,000	2,202,608
Illinois,
Sales Tax Revenue	5.00	6/15/18	1,700,000	1,881,407
Illinois Finance Authority,
Revenue (Advocate Health
Care Network)	5.00	6/1/28	9,005,000	10,230,220
Illinois Finance Authority,
Revenue (Rush University
Medical Center Obligated Group)	5.00	11/15/33	2,140,000	2,367,182
Illinois Toll Highway Authority,
Toll Highway Senior Revenue	5.00	1/1/25	5,000,000	5,603,150
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (McCormick Place
Expansion Project) (Insured;
National Public Finance
Guarantee Corp.)	5.55	6/15/21	2,500,000	2,667,125
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.00	6/1/18	2,290,000	2,519,710
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.25	6/1/21	3,300,000	3,835,821
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	5.50	6/1/23	2,750,000	3,198,828
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	6.00	6/1/28	2,385,000	2,818,521

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Illinois (continued)
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.00	4/1/26	7,595,000	8,643,186
University of Illinois Board of
Trustees, Auxiliary Facilities
System Revenue (University
of Illinois)	5.00	4/1/32	3,655,000	4,077,372
Indiana—2.5%
Indiana Finance Authority,
Educational Facilities Revenue
(Butler University Project)	5.00	2/1/30	1,400,000	1,544,074
Indiana Finance Authority,
First Lien Wastewater Utility
Revenue (CWA Authority Project)	5.25	10/1/23	2,500,000	2,954,050
Indianapolis,
Gas Utility Distribution
System Second Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	8/15/23	3,500,000	4,013,415
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/18	7,700,000	8,572,872
Richmond Hospital Authority,
Revenue (Reid Hospital Project)	5.00	1/1/28	2,440,000	2,743,292
Iowa—.3%
Iowa Finance Authority,
State Revolving Fund Revenue	5.00	8/1/24	2,000,000	2,351,060
Kentucky—1.2%
Kentucky Public Transportation
Infrastructure Authority,
Subordinate Toll Revenue, BAN
(Downtown Crossing Project)	5.00	7/1/17	6,250,000	6,764,125
Pikeville,
Hospital Improvement
Revenue (Pikeville Medical
Center, Inc. Project)	6.25	3/1/23	2,195,000	2,624,540

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Louisiana—2.6%
Louisiana State University Board
of Supervisors and
Agricultural and Mechanical
College, Auxiliary Revenue	5.00	7/1/25	2,000,000	2,263,560
Tobacco Settlement Financing
Corporation of Louisiana,
Tobacco Settlement
Asset-Backed Bonds	5.00	5/15/27	17,500,000	18,342,275
Maryland—.6%
Maryland Economic Development
Corporation, EDR
(Transportation
Facilities Project)	5.38	6/1/25	1,500,000	1,637,820
Maryland Health and Higher
Educational Facilities
Authority, Revenue
(Peninsula Regional
Medical Center Issue)	5.00	7/1/31	1,740,000	1,933,766
Maryland Health and Higher
Educational Facilities
Authority, Revenue (The Johns
Hopkins Health System
Obligated Group Issue)	5.00	7/1/24	1,155,000	1,358,719
Massachusetts—4.1%
Massachusetts,
Federal Highway GAN
(Accelerated Bridge Program)	5.00	6/15/23	3,250,000	3,890,250
Massachusetts College Building
Authority, Revenue	5.00	5/1/27	1,800,000	2,124,936
Massachusetts Development Finance
Agency, Revenue (Bentley
University Issue)	5.00	7/1/23	2,550,000	2,878,185
Massachusetts Development Finance
Agency, Revenue (Partners
HealthCare System Issue)	5.00	7/1/25	1,000,000	1,147,370
Massachusetts Development Finance
Agency, Revenue (Tufts Medical
Center Issue)	5.50	1/1/22	2,990,000	3,415,716

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Massachusetts (continued)
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Issue K)	5.00	7/1/22	6,645,000	7,440,606
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	10/15/23	2,500,000	2,983,450
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/24	5,000,000	5,965,550
Massachusetts School Building
Authority, Senior Dedicated
Sales Tax Revenue	5.00	8/15/28	2,000,000	2,360,180
Michigan—3.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.25	7/1/19	1,635,000	1,847,403
Detroit School District,
School Building and Site
Improvement Bonds (GO—
Unlimited Tax) (Insured; FGIC)	6.00	5/1/19	2,965,000	3,428,429
Michigan,
GO (Environmental Program)	5.00	11/1/19	2,000,000	2,307,320
Michigan Finance Authority,
HR (Beaumont Health Credit
Group)	5.00	8/1/25	3,180,000	3,690,485
Michigan Finance Authority,
HR (Oakwood Obligated Group)	5.00	8/15/30	3,870,000	4,241,907
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Sewage
Disposal System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/30	1,000,000	1,110,950

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Michigan (continued)
Michigan Finance Authority,
Local Government Loan Program
Revenue (Detroit Water and
Sewerage Department, Water
Supply System Revenue Senior
Lien Local Project Bonds)
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/23	5,000,000	5,756,100
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne
County Airport)	5.00	12/1/18	2,500,000	2,774,775
Wayne County Airport Authority,
Junior Lien Airport Revenue
(Detroit Metropolitan Wayne
County Airport) (Insured;
National Public Finance
Guarantee Corp.)	5.00	12/1/22	2,500,000	2,686,200
Minnesota—.8%
Minneapolis-Saint Paul
Metropolitan Airports
Commission, Subordinate
Airport Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/25	5,000,000	5,325,950
Western Minnesota Municipal Power
Agency, Power Supply
Revenue	5.00	1/1/24	1,000,000	1,206,730
Missouri—2.4%
Kansas City,
General Improvement Airport
Revenue	5.00	9/1/19	4,000,000	4,546,520
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/28	1,495,000	1,665,938

The Fund 19

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Missouri (continued)
Missouri Development Finance
Board, Infrastructure
Facilities Revenue (Branson
Landing Project)	5.00	6/1/30	2,425,000		2,678,825
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (CoxHealth)	5.00	11/15/35	3,705,000		4,077,390
Missouri Joint Municipal Electric
Utility Commission,
Power Project Revenue
(Iatan 2 Project)	5.00	1/1/32	1,550,000		1,733,334
Missouri Joint Municipal Electric
Utility Commission,
Power Project Revenue
(Prairie State Project)	5.00	12/1/30	3,270,000		3,722,503
Nebraska—.3%
Nebraska Public Power District,
General Revenue	5.00	1/1/33	2,000,000		2,295,200
Nevada—2.2%
Clark County,
Airport System Revenue	5.00	7/1/22	3,300,000		3,783,450
Clark County School District,
Limited Tax GO	5.00	6/15/25	4,950,000		5,396,836
Director of the State of Nevada
Department of Business and
Industry, SWDR (Republic
Services, Inc. Project)	5.63	6/1/18	5,000,000		5,490,800
Las Vegas Valley Water District,
Limited Tax GO (Additionally
Secured by Southern Nevada
Water Authority Pledged
Revenues)	5.00	6/1/25	2,100,000		2,446,731
New Hampshire—.6%
New Hampshire Business Finance
Authority, PCR (The United
Illuminating Company Project)
(Insured; AMBAC)	0.37	10/1/33	5,000,000	[e]	4,675,000
New Jersey—1.0%
Rutgers, The State University,
GO	5.00	5/1/29	6,840,000		7,870,925

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New Mexico—2.1%
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)
(Prerefunded)	6.00	8/1/18	7,500,000	[b]	8,639,025
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue	0.87	8/1/19	5,000,000	[e]	5,003,650
New Mexico Municipal Energy
Acquisition Authority, Gas
Supply Revenue (SBPA; Royal
Bank of Canada)	0.77	2/1/19	2,500,000	[e]	2,494,500
New York—6.7%
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	1.52	9/1/15	3,000,000	[e]	2,999,610
New York City,
GO	5.00	8/1/20	2,655,000		3,096,765
New York City,
GO	5.00	3/1/25	3,300,000		3,949,440
New York City,
GO	5.00	8/1/28	5,000,000		5,681,350
New York City,
GO (Prerefunded)	5.00	8/1/16	50,000	[b]	52,700
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/22	4,385,000		5,019,992
New York City Industrial
Development Agency, Senior
Airport Facilities Revenue
(Transportation Infrastructure
Properties, LLC Obligated Group)	5.00	7/1/20	3,035,000		3,383,873
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	5/1/28	4,400,000		5,116,804
New York Liberty Development
Corporation, Revenue
(Goldman Sachs
Headquarters Issue)	5.25	10/1/35	2,000,000		2,361,040

The Fund 21

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)
(Prerefunded)	5.25	7/1/17	400,000	[b]	428,364
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.25	2/15/21	2,490,000		2,849,830
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	2/15/25	3,925,000		4,725,347
New York State Dormitory
Authority, State Personal
Income Tax Revenue
(General Purpose)	5.00	3/15/32	5,000,000		5,728,200
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Prerefunded)	5.25	2/15/19	10,000	[b]	11,477
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/28	810,000		799,940
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	1/1/19	1,500,000		1,693,695
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	0.47	12/3/19	5,000,000	[e]	4,929,800
North Carolina—.9%
North Carolina,
Capital Improvement Limited
Obligation Bonds	5.00	5/1/30	4,000,000		4,601,880
North Carolina Eastern Municipal
Power Agency, Power System
Revenue (Escrowed to Maturity)	5.00	1/1/21	1,200,000		1,396,344
North Carolina Medical Care
Commission, Retirement
Facilities First Mortgage
Revenue (The United Methodist
Retirement Homes Project)	5.13	10/1/19	1,250,000		1,259,463

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Ohio—.5%
Montgomery County,
Revenue (Miami Valley Hospital)	5.75	11/15/22	2,970,000	3,528,449
Oregon—.1%
Port of Portland,
Revenue (Portland
International Airport)	5.00	7/1/35	1,000,000	1,142,080
Pennsylvania—3.5%
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; FGIC)	5.00	1/1/19	3,395,000	3,783,422
Chester County Industrial
Development Authority, Revenue
(Avon Grove Charter
School Project)	5.65	12/15/17	265,000	276,138
Delaware Valley Regional Finance
Authority, Local Government
Revenue	5.75	7/1/17	6,830,000	7,461,707
Montgomery County
Higher Education
and Health Authority, HR
(Abington Memorial Hospital
Obligated Group)	5.00	6/1/21	6,585,000	7,546,278
Pennsylvania Intergovernmental
Cooperation Authority, Special
Tax Revenue (City of
Philadelphia Funding Program)	5.00	6/15/17	4,000,000	4,342,440
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.00	12/1/27	1,800,000	2,073,618
Philadelphia Authority for
Industrial Development,
Revenue (Independence Charter
School Project)	5.38	9/15/17	1,080,000	1,127,002
Philadelphia School District,
GO	5.00	9/1/17	1,160,000	1,255,758
South Carolina—1.1%
Piedmont Municipal Power Agency,
Electric Revenue	5.00	1/1/20	5,000,000	5,718,200
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	12/1/25	2,320,000	2,753,306

The Fund 23

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas—6.3%
Austin,
Electric Utility System Revenue	5.00	11/15/23	1,550,000		1,799,007
Cypress-Fairbanks Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/27	5,000,000		5,948,650
Harris County Metropolitan Transit
Authority, Sales and Use Tax
Revenue	5.00	11/1/27	2,500,000		2,908,900
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/28	2,500,000		2,840,500
Harris County-Houston Sports
Authority, Senior Lien Revenue	5.00	11/15/29	2,325,000		2,631,807
Houston,
Airport System Subordinate
Lien Revenue (Insured; XLCA)	0.37	7/1/32	1,900,000	[e]	1,793,125
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/20	2,725,000		3,198,905
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/29	2,500,000		2,870,725
North Texas Tollway Authority,
First Tier System Revenue	6.00	1/1/23	385,000		428,097
North Texas Tollway Authority,
First Tier System Revenue
(Prerefunded)	6.00	1/1/18	2,615,000	[b]	2,938,632
North Texas Tollway Authority,
Second Tier System Revenue	5.00	1/1/31	5,000,000		5,571,800
San Antonio,
Municipal Drainage Utility
System Revenue	5.00	2/1/28	5,000,000		5,790,000
San Antonio,
Water System Revenue	5.00	5/15/29	1,355,000		1,546,380
Texas,
GO (College Student Loan Bonds)	5.50	8/1/19	3,500,000		4,068,925
Texas Transportation Commission,
Central Texas Turnpike System
Second Tier Revenue	5.00	8/15/31	2,500,000		2,751,600

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Texas (continued)
Texas Water Development Board,
State Revolving Fund
Subordinate Lien Revenue	5.00	7/15/23	2,000,000	2,298,820
Virginia—.4%
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and
Equipment Programs)	5.00	2/1/22	3,000,000	3,533,400
Washington—3.8%
Port of Seattle,
Intermediate Lien Revenue	5.00	2/1/18	2,500,000	2,752,825
Port of Seattle,
Intermediate Lien Revenue	5.00	8/1/28	2,485,000	2,843,486
Port of Seattle,
Limited Tax GO	5.75	12/1/25	830,000	992,713
Port of Tacoma,
Limited Tax GO
(Insured; Assured
Guaranty Municipal Corp.)	5.00	12/1/20	3,025,000	3,343,018
Seattle,
Drainage and Wastewater
Improvement Revenue	5.00	9/1/27	5,025,000	5,859,100
Washington,
GO (Various Purpose)	5.00	2/1/22	2,500,000	2,876,025
Washington,
Motor Vehicle Fuel Tax GO	5.00	7/1/23	5,030,000	6,074,681
Washington,
Motor Vehicle Fuel Tax GO	5.00	2/1/24	4,315,000	5,155,691
West Virginia—.6%
West Virginia University Board of
Governors, University
Improvement Revenue
(West Virginia
University Projects)	5.00	10/1/22	1,475,000	1,736,208
West Virginia Water Development
Authority, Infrastructure
Excess Lottery Revenue
(Chesapeake Bay/Greenbrier
River Projects)	5.00	7/1/34	2,610,000	2,966,865

The Fund 25

STATEMENT OF INVESTMENTS (continued)

Long-Term Municipal	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
Wisconsin—.4%
Wisconsin Health and Educational
Facilities Authority, Health
Facilities Revenue
(UnityPoint Health)	5.00	12/1/28	1,890,000	2,159,854
Wisconsin Health and Educational
Facilities Authority, Revenue
(ProHealth Care, Inc.
Obligated Group)	5.00	8/15/33	1,250,000	1,365,088

Total Investments (cost $739,136,174)			99.0%	778,145,709
Cash and Receivables (Net)			1.0%	8,234,954
Net Assets			100.0%	786,380,663

a Security issued with a zero coupon. Income is recognized through the accretion of discount.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2015, this security was valued at $1,501,720 or .2% of net assets.
d Non-income producing—security in default.
e Variable rate security—interest rate subject to periodic change.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Transportation Services	20.5	Lease	2.3
Education	14.1	Housing	1.3
Utility-Water and Sewer	11.3	Pollution Control	1.3
Health Care	9.6	County	1.1
Utility-Electric	8.3	Industrial	1.1
Special Tax	7.2	Resource Recovery	1.0
City	4.2	Asset-Backed	.3
Prerefunded	3.4	Other	9.2
State/Territory	2.8		99.0

† Based on net assets.

Summary of Abbreviations

ABAG	Association of Bay Area	ACA	American Capital Access
Governments
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate
	Assurance Corporation		Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse
Tax-Exempt Receipts
EDR	Economic Development	EIR	Environmental Improvement
	Revenue		Revenue
FGIC	Financial Guaranty	FHA	Federal Housing
	Insurance Company		Administration
FHLB	Federal Home	FHLMC	Federal Home Loan Mortgage
	Loan Bank		Corporation
FNMA	Federal National	GAN	Grant Anticipation Notes
Mortgage Association
GIC	Guaranteed Investment	GNMA	Government National Mortgage
	Contract		Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development	LIFERS	Long Inverse Floating
	Revenue		Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts
Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
P-FLOATS	Puttable Floating Option	PUTTERS	Puttable Tax-Exempt Receipts
Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Options Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York	SPEARS	Short Puttable Exempt
	Mortgage Agency		Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

See notes to financial statements.

The Fund 27

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2015

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	739,136,174	778,145,709
Cash		18,330,522
Interest receivable		9,488,708
Receivable for shares of Common Stock subscribed		42,809
Prepaid expenses		17,236
		806,024,984
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		491,270
Payable for investment securities purchased		18,342,560
Payable for shares of Common Stock redeemed		710,161
Accrued expenses		100,330
		19,644,321
Net Assets ($)		786,380,663
Composition of Net Assets ($):
Paid-in capital		743,108,571
Accumulated undistributed investment income—net		111,187
Accumulated net realized gain (loss) on investments		4,151,370
Accumulated net unrealized appreciation
(depreciation) on investments		39,009,535
Net Assets ($)		786,380,663
Shares Outstanding
(300 million shares of $.001 par value Common Stock authorized)		56,704,658
Net Asset Value, offering and redemption price per share ($)		13.87

See notes to financial statements.

STATEMENT OF OPERATIONS

Year Ended May 31, 2015

Investment Income ($):
Interest Income	27,056,242
Expenses:
Management fee—Note 3(a)	4,767,848
Shareholder servicing costs—Note 3(b)	680,801
Professional fees	83,494
Directors’ fees and expenses—Note 3(c)	60,675
Custodian fees—Note 3(b)	59,046
Registration fees	37,263
Prospectus and shareholders’ reports	27,288
Loan commitment fees—Note 2	7,839
Miscellaneous	63,746
Total Expenses	5,788,000
Less—reduction in fees due to earnings credits—Note 3(b)	(428)
Net Expenses	5,787,572
Investment Income—Net	21,268,670
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	3,035,318
Net unrealized appreciation (depreciation) on investments	(8,461,908)
Net Realized and Unrealized Gain (Loss) on Investments	(5,426,590)
Net Increase in Net Assets Resulting from Operations	15,842,080
See notes to financial statements.

The Fund 29

STATEMENT OF CHANGES IN NET ASSETS

		Year Ended May 31,
	2015	2014
Operations ($):
Investment income—net	21,268,670	23,974,227
Net realized gain (loss) on investments	3,035,318	4,239,311
Net unrealized appreciation
(depreciation) on investments	(8,461,908)	(8,872,526)
Net Increase (Decrease) in Net Assets
Resulting from Operations	15,842,080	19,341,012
Dividends to Shareholders from ($):
Investment income—net	(20,951,270)	(23,631,959)
Net realized gain on investments	—	(9,202,475)
Total Dividends	(20,951,270)	(32,834,434)
Capital Stock Transactions ($):
Net proceeds from shares sold	56,864,837	35,518,818
Dividends reinvested	16,586,488	26,371,198
Cost of shares redeemed	(85,281,746)	(198,836,543)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(11,830,421)	(136,946,527)
Total Increase (Decrease) in Net Assets	(16,939,611)	(150,439,949)
Net Assets ($):
Beginning of Period	803,320,274	953,760,223
End of Period	786,380,663	803,320,274
Undistributed investment income—net	111,187	62,050
Capital Share Transactions (Shares):
Shares sold	4,057,966	2,595,906
Shares issued for dividends reinvested	1,185,014	1,937,805
Shares redeemed	(6,097,063)	(14,561,136)
Net Increase (Decrease) in Shares Outstanding	(854,083)	(10,027,425)

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

		Year Ended May 31,
	2015	2014	2013	2012	2011
Per Share Data ($):
Net asset value, beginning of period	13.96	14.11	14.23	13.53	13.52
Investment Operations:
Investment income—net[a]	.37	.40	.38	.44	.48
Net realized and unrealized
gain (loss) on investments	(.09)	(.00)[b]	(.05)	.70	.00 [b]
Total from Investment Operations	.28	.40	.33	1.14	.48
Distributions:
Dividends from investment income—net	(.37)	(.39)	(.38)	(.44)	(.47)
Dividends from net realized
gain on investments	—	(.16)	(.07)	—	—
Total Distributions	(.37)	(.55)	(.45)	(.44)	(.47)
Net asset value, end of period	13.87	13.96	14.11	14.23	13.53
Total Return (%)	2.00	2.99	2.28	8.53	3.65
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.73	.73	.73	.76	.75
Ratio of net expenses
to average net assets	.73	.73	.73	.76	.75
Ratio of net investment income
to average net assets	2.68	2.90	2.65	3.17	3.53
Portfolio Turnover Rate	19.54	22.74	20.26	15.11	21.46
Net Assets, end of period ($ x 1,000)	786,381	803,320	953,760	945,529	858,152

a Based on average shares outstanding.
b Amount represents less than $.01 per share.

See notes to financial statements.

The Fund 31

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Municipal Bond Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to seek the maximum amount of current income exempt from federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold to the public without a sales charge.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indica-

The Fund 33

NOTES TO FINANCIAL STATEMENTS (continued)

tions as to values from dealers; and general market conditions. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

The following is a summary of the inputs used as of May 31, 2015 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Municipal Bonds†	—	777,245,649	900,060	778,145,709
† See Statement of Investments for additional detailed categorizations.

At May 31, 2015, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Municipal Bonds ($)
Balance as of 5/31/2014	900,180
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(120)
Purchases	—
Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—
Balance as of 5/31/2015	900,060
The amount of total gains (losses) for the period
included in earnings attributable to the change
in unrealized gains (losses) relating to
investments still held at 5/31/2015	(120)

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when issued or delayed delivery basis may be settled a month or more after the trade date.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the

The Fund 35

NOTES TO FINANCIAL STATEMENTS (continued)

Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended May 31, 2015, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended May 31, 2015, the fund did not incur any interest or penalties.

Each tax year in the four-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At May 31, 2015, the components of accumulated earnings on a tax basis were as follows: undistributed tax-exempt income $762,964, undistributed ordinary income $149,562, undistributed capital gains $2,665,619 and unrealized appreciation $40,345,723.

The tax character of distributions paid to shareholders during the fiscal periods ended May 31, 2015 and May 31, 2014 were as follows: tax-exempt income $20,951,270 and $23,547,971, ordinary income $0 and $447,267, and long-term capital gains $0 and $8,839,196, respectively.

During the period ended May 31, 2015, as a result of permanent book to tax differences, primarily due to the tax treatment for amortization adjustments, the fund decreased accumulated undistributed investment income-net by $268,263, increased accumulated net realized gain (loss) on investments by $258,247 and increased paid-in capital by $10,016. Net assets and net asset value per share were not affected by this reclassification.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $430 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York

Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 8, 2014, the unsecured credit facility with Citibank , N.A. was $265 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended May 31, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .60% of the value of the fund’s average daily net assets and is payable monthly.

(b) Under the Shareholder Services Plan, the fund reimburses the Distributor at an amount not to exceed an annual rate of .25% of the value of the fund’s average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquires regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2015, the fund was charged $374,686 pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The

The Fund 37

NOTES TO FINANCIAL STATEMENTS (continued)

majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended May 31, 2015, the fund was charged $202,676 for transfer agency services and $9,703 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $428.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended May 31, 2015, the fund was charged $59,046 pursuant to the custody agreement.

The fund compensates The Bank of New York Mellon for performing certain cash management services related to fund subscriptions and redemptions, including shareholder redemption draft processing, under a cash management agreement. During the period ended May 31, 2015, the fund was charged $7,393 pursuant to the agreement, which is included in Shareholder servicing costs in the Statement of Operations.

During the period ended May 31, 2015, the fund was charged $10,891 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $400,410, Shareholder Services Plan fees $30,698, custodian fees $20,158, Chief Compliance Officer fees $2,113 and transfer agency fees $37,891.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended May 31, 2015, amounted to $153,073,025 and $156,220,115, respectively.

At May 31, 2015, the cost of investments for federal income tax purposes was $737,799,986; accordingly, accumulated net unrealized appreciation on investments was $40,345,723, consisting of $44,547,550 gross unrealized appreciation and $4,201,827 gross unrealized depreciation.

The Fund 39

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors

Dreyfus Intermediate Municipal Bond Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Dreyfus Intermediate Municipal Bond Fund, Inc., including the statement of investments, as of May 31, 2015, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2015 by correspondence with the custodian and others.We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Intermediate Municipal Bond Fund, Inc. at May 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

New York, New York
July 28, 2015

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby reports all the dividends paid from investment income-net during the fiscal year ended May 31, 2015 as “exempt-interest dividends” (not generally subject to regular federal income tax).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s taxable ordinary dividends (if any), capital gains distributions (if any) and tax-exempt dividends paid for the 2015 calendar year on Form 1099-DIV, which will be mailed in early 2016.

The Fund 41

BOARD MEMBERS INFORMATION (Unaudited)

INDEPENDENT BOARD MEMBERS

Joseph S. DiMartino (71)
Chairman of the Board (1995)

Principal Occupation During Past 5 Years:

• Corporate Director and Trustee (1995-present)

Other Public Company Board Memberships During Past 5 Years:

  CBIZ (formerly, Century Business Services, Inc.), a provider of outsourcing functions for small and medium size companies, Director (1997-present)

  The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director (2000-2010)

No. of Portfolios for which Board Member Serves: 147

———————

Joni Evans (73)
Board Member (2006)

Principal Occupation During Past 5 Years:

  Chief Executive Officer, www.wowOwow.com an online community dedicated to women’s conversations and publications (2007-present)

  Principal, Joni Evans Ltd. (publishing) (2006-present)

No. of Portfolios for which Board Member Serves: 26

———————

Ehud Houminer (74)
Board Member (1994)

Principal Occupation During Past 5 Years:

• Executive-in-Residence at the Columbia Business School, Columbia University (1992-present)

Other Public Company Board Membership During Past 5 Years:

• Avnet, Inc., an electronics distributor, Director (1993-2012)

No. of Portfolios for which Board Member Serves: 63

———————

Hans C. Mautner (77)
Board Member (1980)

Principal Occupation During Past 5 Years:

  President—International Division and an Advisory Director of Simon Property Group, a real estate investment company (1998-2010)

  Chairman and Chief Executive Officer of Simon Global Limited, a real estate company (1999-2010)

No. of Portfolios for which Board Member Serves: 26

Robin A. Melvin (51)
Board Member (1995)

Principal Occupation During Past 5 Years:

  Co-chairman, Illinois Mentoring Partnership, non-profit organization dedicated to increasing the quantity and quality of mentoring services in Illinois; (2014-present; served as a board member since 2013)

  Director, Boisi Family Foundation, a private family foundation that supports youth-serving organi- zations that promote the self sufficiency of youth from disadvantaged circumstances (1995-2012)

No. of Portfolios for which Board Member Serves: 115

———————

Burton N. Wallack (64)
Board Member (2006)

Principal Occupation During Past 5 Years:

  President and Co-owner of Wallack Management Company, a real estate management company (1987-present)

No. of Portfolios for which Board Member Serves: 26

———————

John E. Zuccotti (77)
Board Member (1980)

Principal Occupation During Past 5 Years:

  Chairman of Brookfield Properties, Inc. (1996-present)

  Senior Counsel of Weil, Gotshal & Manges, LLP (1997-present)

Other Public Company Board Membership During Past 5 Years:

• Wellpoint, Inc., a health benefits company, Director (2005-2010)

No. of Portfolios for which Board Member Serves: 26

The Fund 43

BOARD MEMBERS INFORMATION (Unaudited) (continued)
INTERESTED BOARD MEMBER

Gordon J. Davis (73)
Board Member (2006)

Principal Occupation During Past 5 Years:

  Partner in the law firm of Venable LLP (2012-present)

  Partner in the law firm of Dewey & LeBoeuf LLP (1994-2012)

Other Public Company Board Memberships During Past 5 Years:

  Consolidated Edison, Inc., a utility company, Director (1997-2014)

  The Phoenix Companies, Inc., a life insurance company, Director (2000-2014)

No. of Portfolios for which Board Member Serves: 64

Gordon J. Davis is deemed to be an “interested person” (as defined under the Act) of the fund as a result of his affiliation with Venable LLP, which provides legal services to the fund.

———————

Once elected all Board Members serve for an indefinite term, but achieve Emeritus status upon reaching age 80.The address of the Board Members and Officers is c/o The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Additional information about the Board Members is available in the fund’s Statement of Additional Information which can be obtained from Dreyfus free of charge by calling this toll free number: 1-800-DREYFUS.

William Hodding Carter III, Emeritus Board Member
Arnold S. Hiatt, Emeritus Board Member

OFFICERS OF THE FUND (Unaudited)

The Fund 45

OFFICERS OF THE FUND (Unaudited) (continued)

NOTES

For More Information

Ticker Symbol: DITEX

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange
Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on
the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at
http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2015 MBSC Securities Corporation

Item 2.             Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.             Audit Committee Financial Expert.

The Registrant's Board has determined that Ehud Houminer, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. Houminer is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.             Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $32,792 in 2014 and $33,612 in 2015.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $6,120 in 2014 and $6,273 in 2015. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,249 in 2014 and $2,901 in 2015. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2014 and $0 in 2015.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $2,315 in 2014 and $3,774 in 2015. These services included a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2014 and $0 in 2015.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $40,974,357 in 2014 and $20,773,877 in 2015.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.             Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.             Investments.

(a)                    Not applicable.

Item 7.             Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.             Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.             Purchases of Equity Securities by Closed-End Management Investment Companies and               Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.           Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.           Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.           Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INTERMEDIATE MUNICIPAL BOND FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	July 20, 2015

By: /s/ James Windels
James Windels, Treasurer
Date:	July 20, 2015

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)

Exhibit (a)(1)

[INSERT CODE OF ETHICS]

Exhibit A

Persons Covered by the Code of Ethics

Bradley J. Skapyak	President	(Principal Executive Officer)

James Windels	Treasurer	(Principal Financial and Accounting Officer)

Revised as of January 1, 2010